Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues	$ 2,533,288	$ 3,032,883
Operating costs and expenses
Cost of revenues	1,886,641	2,177,379
Selling, general and administrative	604,241	503,533
Restructuring costs	23,972	22,790
Stock-based compensation	9,178	13,790
Earnings from operations	9,256	315,391
Net finance costs	92,194	68,704
Income (loss) before income taxes	(82,938)	246,687
Income tax expense (recovery)	(54,960)	52,506
Net income (loss)	(27,978)	194,181
Attributable to
Shareholders	(28,049)	193,735
Non-controlling interests	71	446
Net income (loss)	$ (27,978)	$ 194,181
Earnings (loss) per share attributable to shareholders
Basic (in dollars per share)	$ (0.29)	$ 1.98
Diluted (in dollars per share)	$ (0.29)	$ 1.97